Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund,

Virtus High Yield Fund, Virtus Low Volatility Equity Fund,

Virtus Senior Floating Rate Fund and Virtus Wealth Masters Fund

each a series of Virtus Opportunities Trust

Supplement dated September 1, 2015 to the Summary Prospectuses dated January 28, 2015,

as supplemented, and the Virtus Opportunities Trust Statutory Prospectus,

dated January 28, 2015, as supplemented.

Important Notice to Investors

Virtus Bond Fund Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.40%	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses	1.10%	1.85%	1.85%	0.85%
Less: Expense Reimbursement(b)	(0.25)%	(0.25)%	(0.25)%	(0.25)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	0.85%	1.60%	1.60%	0.60%

(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 0.85% for Class A Shares, 1.60% for Class B Shares, 1.60% for Class C Shares and 0.60% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$459	$663	$911	$1,620
Class B	Sold	$563	$732	$953	$1,930
	Held	$163	$532	$953	$1,930
Class C	Sold	$263	$532	$953	$2,127
	Held	$163	$532	$953	$2,127
Class I	Sold or Held	$61	$220	$421	$1,001

Virtus CA Tax-Exempt Bond Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None
Other Expenses	0.41%	0.41%
Total Annual Fund Operating Expenses	1.11%	0.86%
Less: Expense Reimbursement(a)	(0.26)%	(0.26)%
Total Annual Fund Operating Expenses After Expense Reimbursement(a)	0.85%	0.60%

(a)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 0.85% for Class A Shares and 0.60% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$359	$567	$819	$1,543
Class I	Sold or Held	$61	$221	$424	$1,011

Virtus High Yield Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.41%	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.31%	2.06%	2.06%	1.06%
Less: Expense Reimbursement(b)	(0.16)%	(0.16)%	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.15%	1.90%	1.90%	0.90%

(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.15% for Class A Shares, 1.90% for Class B Shares, 1.90% for Class C Shares and 0.90% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$488	$743	$1,036	$1,867
Class B	Sold	$593	$814	$1,078	$2,171
	Held	$193	$614	$1,078	$2,171
Class C	Sold	$293	$614	$1,078	$2,363
	Held	$193	$614	$1,078	$2,363
Class I	Sold or Held	$92	$305	$553	$1,264

Virtus Low Volatility Equity Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.95%	0.95%	0.95%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	4.95%	4.95%	4.95%
Acquired Fund Fees and Expenses	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses(b)	6.35%	7.10%	6.10%
Less: Expense Reimbursement(c)	(4.80)%	(4.80)%	(4.80)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.55%	2.30%	1.30%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.55% for Class A Shares, 2.30% for Class C Shares and 1.30% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$724	$1,514	$2,760	$5,733
Class C	Sold	$333	$1,213	$2,649	$5,983
	Held	$233	$1,213	$2,649	$5,983
Class I	Sold or Held	$132	$922	$2,205	$5,292

Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus High Yield Fund, Virtus Low Volatility Equity Fund, Virtus Senior Floating Rate Fund and Virtus Wealth Masters Fund

The first paragraph and the information in the first table in the section “More Information About Fund Expenses” on page 139 of the statutory prospectus are hereby revised with the following information for the above referenced funds:

Virtus Investment Advisers, Inc. (“VIA”) has contractually agreed to limit the total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, leverage expenses, extraordinary expenses and acquired fund fees and expenses, if any) of certain of the funds so that expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Bond Fund	0.85%	1.60%	1.60%	0.60%	N/A	N/A	January 1, 2017
Virtus CA Tax Exempt Bond Fund	0.85%	N/A	N/A	0.60%	N/A	N/A	January 1, 2017
Virtus High Yield Fund	1.15%	1.90%	1.90%	0.90%	N/A	N/A	January 1, 2017
Virtus Low Volatility Equity Fund	1.55%	N/A	2.30%	1.30%	N/A	N/A	January 1, 2017
Virtus Senior Floating Rate Fund(1)	1.20%	N/A	1.95%	0.95%	N/A	N/A	January 1, 2017
Virtus Wealth Masters Fund(1)	1.45%	N/A	2.20%	1.20%	N/A	N/A	January 1, 2017

(1) Fund expenses currently below the capped level.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/6FundsNewExpCap&Waiver (09/15)

Virtus Disciplined Equity Style Fund, Virtus Disciplined Select Bond Fund,

Virtus Disciplined Select Country Fund, Virtus Equity Trend Fund,

Virtus Global Equity Trend Fund, Virtus Herzfeld Fund and

Virtus Multi-Asset Trend Fund each a series of Virtus Opportunities Trust

Supplement dated September 1, 2015 to the Summary Prospectuses dated January 28, 2015,

as supplemented, and the Virtus Opportunities Trust Statutory Prospectus,

dated January 28, 2015, as supplemented.

Important Notice to Investors

Virtus Disciplined Equity Style Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	3.72%	3.72%	3.72%
Acquired Fund Fees and Expenses	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses(b)	5.20%	5.95%	4.95%
Less: Expense Reimbursement(c)	(3.60)%	(3.60)%	(3.60)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.60%	2.35%	1.35%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.60% for Class A Shares, 2.35% for Class C Shares and 1.35% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$728	$1,410	$2,454	$5,045
Class C	Sold	$338	$1,107	$2,337	$5,311
	Held	$238	$1,107	$2,337	$5,311
Class I	Sold or Held	$137	$812	$1,877	$4,543

Virtus Disciplined Select Bond Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.80%	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	6.23%	6.23%	6.23%
Acquired Fund Fees and Expenses	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses(b)	7.48%	8.23%	7.23%
Less: Expense Reimbursement(c)	(6.08)%	(6.08)%	(6.08)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.40%	2.15%	1.15%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares and 1.15% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$512	$1,417	$2,887	$6,255
Class C	Sold	$318	$1,299	$2,930	$6,568
	Held	$218	$1,299	$2,930	$6,568
Class I	Sold or Held	$117	$1,010	$2,501	$5,947

Virtus Disciplined Select Country Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.10%	1.10%	1.10%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	5.10%	5.10%	5.10%
Acquired Fund Fees and Expenses	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses(b)	6.92%	7.67%	6.67%
Less: Expense Reimbursement(c)	(5.22)%	(5.22)%	(5.22)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.70%	2.45%	1.45%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.70% for Class A Shares, 2.45% for Class C Shares and 1.45% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$738	$1,595	$2,935	$6,064
Class C	Sold	$348	$1,298	$2,827	$6,305
	Held	$248	$1,298	$2,827	$6,305
Class I	Sold or Held	$148	$1,010	$2,393	$5,653

Virtus Herzfeld Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.68%	0.68%	0.68%
Acquired Fund Fees and Expenses	1.58%	1.58%	1.58%
Total Annual Fund Operating Expenses(b)	3.51%	4.26%	3.26%
Less: Expense Reimbursement(c)	(1.91)%	(1.91)%	(1.91)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.60%	2.35%	1.35%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.60% for Class A Shares, 2.35% for Class C Shares and 1.35% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$728	$1,243	$1,972	$3,891
Class C	Sold	$338	$933	$1,844	$4,182
	Held	$238	$933	$1,844	$4,182
Class I	Sold or Held	$137	$633	$1,358	$3,284

Virtus Disciplined Equity Style Fund, Virtus Disciplined Select Bond Fund, Virtus Disciplined Select Country Fund, Virtus Equity Trend Fund, Virtus Global Equity Trend Fund, Virtus Herzfeld Fund and Virtus Multi-Asset Trend Fund

The first paragraph and the information in the first table in the section “More Information About Fund Expenses” on page 139 of the statutory prospectus are hereby revised with the following information for the above referenced funds:

Virtus Investment Advisers, Inc. (“VIA”) has contractually agreed to limit the total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, leverage expenses, extraordinary expenses and acquired fund fees and expenses, if any) of certain of the funds so that expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Disciplined Equity Style Fund	1.60%	N/A	2.35%	1.35%	N/A	N/A	January 31, 2017
Virtus Disciplined Select Bond Fund	1.40%	N/A	2.15%	1.15%	N/A	N/A	January 31, 2017
Virtus Disciplined Select Country Fund	1.70%	N/A	2.45%	1.45%	N/A	N/A	January 31, 2017
Virtus Equity Trend Fund(1)	1.70%	N/A	2.45%	1.45%	1.38%	N/A	January 31, 2017
Virtus Global Equity Trend Fund(1)	1.75%	N/A	2.50%	1.50%	N/A	N/A	January 31, 2017
Virtus Herzfeld Fund	1.60%	N/A	2.35%	1.35%	N/A	N/A	January 31, 2017
Virtus Multi-Asset Trend Fund(1)	1.75%	N/A	2.50%	1.50%	N/A	N/A	January 31, 2017

(1) Fund expenses currently below the capped level.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/7FundsNewExpCap&Waiver (09/15)

Virtus Emerging Markets Debt Fund, Virtus Emerging Markets Small-Cap Fund,

Virtus Emerging Markets Equity Income Fund, Virtus Global Opportunities Fund,

Virtus Global Real Estate Securities Fund, Virtus Greater European Opportunities Fund,

Virtus International Equity Fund, Virtus International Real Estate Securities Fund and

Virtus International Small-Cap Fund each a series of Virtus Opportunities Trust

Supplement dated September 1, 2015 to the Summary Prospectuses dated January 28, 2015,

as supplemented, and the Virtus Opportunities Trust Statutory Prospectus,

dated January 28, 2015, as supplemented.

Important Notice to Investors

Virtus Emerging Markets Debt Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	1.52%	2.27%	1.27%
Less: Expense Reimbursement(b)	(0.17)%	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.35%	2.10%	1.10%

(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.35% for Class A Shares, 2.10% for Class C Shares and 1.10% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$507	$804	$1,141	$2,091
Class C	Sold	$313	$676	$1,183	$2,578
	Held	$213	$676	$1,183	$2,578
Class I	Sold or Held	$112	$368	$663	$1,503

Virtus Emerging Markets Small-Cap Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.20%	1.20%	1.20%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	3.37%	3.37%	3.37%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses(b)	4.84%	5.59%	4.59%
Less: Expense Reimbursement(c)	(2.99)%	(2.99)%	(2.99)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.85%	2.60%	1.60%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.85% for Class A Shares, 2.60% for Class C Shares and 1.60% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$752	$1,421	$2,394	$4,843
Class C	Sold	$363	$1,117	$2,276	$5,113
	Held	$263	$1,117	$2,276	$5,113
Class I	Sold or Held	$163	$823	$1,812	$4,322

Virtus Global Real Estate Securities Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	1.57%	2.32%	1.32%
Less: Expense Reimbursement(b)	(0.17)%	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.40%	2.15%	1.15%

(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares and 1.15% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$709	$1,010	$1,350	$2,307
Class C	Sold	$318	$691	$1,209	$2,629
	Held	$218	$691	$1,209	$2,629
Class I	Sold or Held	$117	$384	$690	$1,560

Virtus Greater European Opportunities Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.81%	0.81%	0.81%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(b)	1.92%	2.67%	1.67%
Less: Expense Reimbursement(c)	(0.47)%	(0.47)%	(0.47)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.45%	2.20%	1.20%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.45% for Class A Shares, 2.20% for Class C Shares and 1.20% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$714	$1,055	$1,468	$2,615
Class C	Sold	$323	$738	$1,329	$2,931
	Held	$223	$738	$1,329	$2,931
Class I	Sold or Held	$122	$432	$816	$1,895

Virtus International Equity Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	1.32%	1.32%	1.32%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(b)	2.43%	3.18%	2.18%
Less: Expense Reimbursement(c)	(0.93)%	(0.93)%	(0.93)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.50%	2.25%	1.25%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.50% for Class A Shares, 2.25% for Class C Shares and 1.25% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$719	$1,116	$1,633	$3,044
Class C	Sold	$328	$801	$1,497	$3,352
	Held	$228	$801	$1,497	$3,352
Class I	Sold or Held	$127	$497	$994	$2,362

Virtus International Real Estate Securities Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses	1.73%	2.48%	1.48%
Less: Expense Reimbursement(b)	(0.23)%	(0.23)%	(0.23)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.50%	2.25%	1.25%

(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.50% for Class A Shares, 2.25% for Class C Shares and 1.25% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$719	$1,045	$1,418	$2,462
Class C	Sold	$328	$728	$1,278	$2,780
	Held	$228	$728	$1,278	$2,780
Class I	Sold or Held	$127	$422	$763	$1,728

Virtus International Small-Cap Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.48%	0.48%	0.48%	0.39	%(b)
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses(c)	1.75%	2.50%	1.50%	1.41%
Less: Expense Reimbursement(d)	(0.15)%	(0.15)%	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	1.60%	2.35%	1.35%	1.26%

(b)	Estimated for current fiscal year, as annualized.
(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.60% for Class A Shares, 2.35% for Class C Shares, 1.35% for Class I Shares and 1.26% for Class R6 Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$728	$1,066	$1,442	$2,495
Class C	Sold	$338	$749	$1,303	$2,813
	Held	$238	$749	$1,303	$2,813
Class I	Sold or Held	$137	$444	$789	$1,764
Class R6	Sold or Held	$128	$416	$742	$1,664

Virtus Emerging Markets Debt Fund, Virtus Emerging Markets Small-Cap Fund, Virtus Emerging Markets Equity Income Fund, Virtus Global Opportunities Fund, Virtus Global Real Estate Securities Fund, Virtus Greater European Opportunities Fund, Virtus International Equity Fund, Virtus International Real Estate Securities Fund and Virtus International Small-Cap Fund.

The first paragraph and the information in the first table in the section “More Information About Fund Expenses” on page 139 of the statutory prospectus are hereby revised with the following information for the above referenced funds:

Virtus Investment Advisers, Inc. (“VIA”) has contractually agreed to limit the total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, leverage expenses, extraordinary expenses and acquired fund fees and expenses, if any) of certain of the funds so that expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Emerging Markets Debt Fund	1.35%	N/A	2.10%	1.10%	N/A	N/A	January 31, 2017
Virtus Emerging Markets Equity Income Fund(1)	1.75%	N/A	2.50%	1.50%	N/A	N/A	January 31, 2017
Virtus Emerging Markets Small-Cap Fund	1.85%	N/A	2.60%	1.60%	N/A	N/A	January 31, 2017
Virtus Global Opportunities Fund(1)	1.55%	2.30%	2.30%	1.30%	N/A	N/A	January 31, 2017
Virtus Global Real Estate Securities Fund	1.40%	N/A	2.15%	1.15%	N/A	N/A	January 31, 2017
Virtus Greater European Opportunities Fund	1.45%	N/A	2.20%	1.20%	N/A	N/A	January 31, 2017
Virtus International Equity Fund	1.50%	N/A	2.25%	1.25%	N/A	N/A	January 31, 2017
Virtus International Real Estate Securities Fund	1.50%	N/A	2.25%	1.25%	N/A	N/A	January 31, 2017
Virtus International Small-Cap Fund	1.60%	N/A	2.35%	1.35%	1.26%	N/A	January 31, 2017

(1) Fund expenses currently below the capped level.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/9FundsNewExpCap&Waiver (09/15)

Virtus Multi-Sector Short Term Bond Fund,

a series of Virtus Opportunities Trust

Supplement dated September 1, 2015 to the Summary Prospectuses and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 28, 2015, as supplemented.

Important Notice to Investors

The first paragraph and the information in the first table in the section “More Information About Fund Expenses” on page 139 of the statutory prospectus are hereby revised with the following information for the above referenced fund:

Virtus Investment Advisers, Inc. (“VIA”) has contractually agreed to limit the total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, leverage expenses, extraordinary expenses and acquired fund fees and expenses, if any) of certain of the funds so that expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Multi-Sector Short Term Bond Fund(1)	1.10%	1.60%	1.35%	0.85%	N/A	1.85%	January 31, 2017

(1) Fund expenses currently below the capped level.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/MSSTBNewExpCap&Waiver (09/15)